UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07171

Name of Fund:  BlackRock Global SmallCap Fund, Inc.

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Global SmallCap Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2016

Date of reporting period: 03/31/2016

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock Global SmallCap Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina — 0.4%
Arcos Dorados Holdings, Inc., Class A (a)	1,050,952	$3,941,070
Australia — 1.3%
Orocobre Ltd. (a)(b)	3,528,240	7,867,511
OZ Minerals, Ltd.	846,400	3,240,938
Pancontinental Oil & Gas NL (a)	17,119,600	52,492
Parnell Pharmaceuticals Holdings Ltd. (a)	575,796	1,284,025

		12,444,966
Austria — 0.9%
Schoeller-Bleckmann Oilfield Equipment AG	144,500	8,788,151
Belgium — 0.5%
Ontex Group NV	129,480	4,240,252
Brazil — 1.1%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	856,800	5,654,880
Companhia Hering SA	1,186,431	4,853,754

		10,508,634
Canada — 7.0%
Africa Oil Corp. (a)(b)	5,443,200	9,178,524
Canadian Western Bank	150,600	2,800,377
Continental Gold, Inc. (a)(b)	4,526,483	5,994,649
Diagnocure, Inc. (a)(c)	4,675,280	197,991
Dollarama, Inc.	87,900	6,185,317
Element Financial Corp.	438,400	4,725,775
Entertainment One Ltd.	1,688,000	3,677,798
Kinross Gold Corp. (a)	1,041,900	3,553,892
Lundin Mining Corp. (a)	1,676,300	5,278,974
Methanex Corp.	194,500	6,247,340
Mogo Finance Technology, Inc. (a)	539,296	1,141,916
Painted Pony Petroleum Ltd. (a)	1,678,838	5,519,645
Torex Gold Resources, Inc. (a)	6,002,600	8,411,728
Trevali Mining Corp. (a)(b)	1,541,723	439,220
Trevali Mining Corp.	4,848,800	1,381,371

		64,734,517
China — 0.9%
Colour Life Services Group Co. Ltd. (b)	3,959,000	3,032,628
Daphne International Holdings Ltd. (a)(b)	1,514,300	201,339
Far East Horizon Ltd.	6,943,000	5,348,838

		8,582,805
Denmark — 0.5%
ALK-Abello A/S	28,461	4,178,326
Finland — 0.2%
Ferratum OYJ (b)	76,390	2,095,399

Common Stocks	Shares	Value
France — 2.7%
Elior SCA (d)	307,920	$6,742,275
Elis SA	449,877	8,733,269
UbiSoft Entertainment SA (a)	149,900	4,700,557
Virbac SA	29,353	5,092,377

		25,268,478
Georgia — 0.6%
BGEO Group PLC	189,400	5,515,030
Germany — 1.1%
Aixtron SE (a)(b)	652,700	3,150,397
Rheinmetall AG	81,500	6,498,654
Vossloh AG (a)(b)	11,663	764,823

		10,413,874
Hong Kong — 1.2%
Chow Sang Sang Holdings International Ltd. (b)	1,152,000	1,736,991
Clear Media Ltd.	2,116,000	1,829,180
EVA Precision Industrial Holdings Ltd.	19,152,000	2,842,424
Melco International Development Ltd. (b)	3,518,000	4,897,256

		11,305,851
India — 3.3%
Container Corp. of India	162,450	3,049,990
Indiabulls Real Estate Ltd. (a)	3,366,800	2,853,934
Jubilant Foodworks, Ltd.	223,200	4,300,760
MakeMyTrip Ltd. (a)(b)	274,000	4,956,660
Oberoi Realty Ltd.	1,580,900	5,766,818
Yes Bank Ltd.	435,800	5,693,415
Zee Entertainment Enterprises Ltd.	607,000	3,545,768

		30,167,345
Indonesia — 1.6%
Bank Tabungan Negara Persero Tbk PT	84,554,100	11,119,384
Tower Bersama Infrastructure Tbk PT (a)	7,773,876	3,408,366

		14,527,750
Ireland — 0.9%
Ryanair Holdings PLC, - ADR	95,981	8,237,089
Italy — 1.0%
Beni Stabili SpA SIIQ	8,051,797	6,036,759
Hera SpA	803,200	2,397,687
Massimo Zanetti Beverage Group SpA (a)(d)	66,156	529,211

		8,963,657

BLACKROCK GLOBAL SMALLCAP FUND, INC.	MARCH 31, 2016	1

Schedule of Investments (continued)	BlackRock Global SmallCap Fund, Inc.

Common Stocks	Shares	Value
Japan — 5.5%
Advance Residence Investment Corp.	1,618	$4,093,662
Asics Corp.	142,050	2,533,198
Don Quijote Holdings Co. Ltd.	106,900	3,712,732
Hokkaido Electric Power Co., Inc. (a)	54,500	456,581
Horiba Ltd.	87,500	3,262,392
JGC Corp.	451,000	6,745,106
METAWATER Co., Ltd.	93,100	2,322,015
NGK Insulators Ltd.	215,400	3,974,878
Nippon Prologis REIT, Inc.	1,822	4,073,817
Pioneer Corp. (a)	1,467,300	3,889,803
Rohm Co. Ltd.	116,400	4,895,417
Tokyo Broadcasting System Holdings, Inc.	482,200	7,470,868
Tokyu REIT, Inc.	2,583	3,540,235

		50,970,704
Luxembourg — 1.8%
B&M European Value Retail SA	234,125	892,439
Eurofins Scientific SE	6,175	2,260,789
Grand City Properties SA	326,270	7,483,012
Stabilus SA (a)	116,286	5,602,249

		16,238,489
Netherlands — 0.4%
Intertrust NV (a)(b)(d)	182,600	4,072,498
Norway — 0.5%
Storebrand ASA (a)	1,131,200	4,406,357
Panama — 0.4%
Copa Holdings SA, Class A (b)	60,100	4,071,775
Poland — 0.4%
Alior Bank SA (a)	225,100	3,912,329
Russia — 0.4%
Globaltrans Investment PLC, - GDR (a)	940,600	4,068,095
Singapore — 0.2%
Yanlord Land Group, Ltd.	2,053,300	1,859,500
South Korea — 0.8%
GS Holdings Corp.	142,800	7,378,541
Sweden — 1.3%
Hoist Finance AB (a)(d)	731,404	6,532,748
SSAB AB, A Shares (a)(b)	1,453,700	5,227,531

		11,760,279
Switzerland — 1.7%
Aryzta AG (a)	91,822	3,794,573
EFG International AG (a)	582,842	3,333,816
Leonteq AG (a)(b)	52,469	4,962,116

Common Stocks	Shares	Value
Switzerland (continued)
Straumann Holding AG, Registered Shares	9,700	$3,338,671

		15,429,176
Taiwan — 0.5%
Mercuries Life Insurance Co. Ltd.	9,137,000	4,485,583
United Kingdom — 6.4%
Arrow Global Group PLC	1,958,900	7,040,705
Atlas Mara Co-Nvest Ltd. (a)	737,825	3,615,342
Babcock International Group PLC	231,400	3,151,059
Balfour Beatty PLC (a)	856,700	3,134,096
Crest Nicholson Holdings PLC	354,600	2,858,669
De La Rue PLC	381,800	2,447,848
Drax Group PLC	727,700	2,840,122
Exova Group PLC	1,998,019	4,593,933
IMI PLC	235,800	3,220,737
Intertek Group PLC	147,200	6,683,576
Michael Page International PLC	396,900	2,427,466
Nomad Foods Ltd. (a)	368,546	3,320,599
Oxford Immunotec Global PLC (a)(b)	7,164	70,995
Poundland Group PLC	1,176,300	2,632,765
Rentokil Initial PLC	1,896,800	4,810,009
Virgin Money Holdings UK PLC	1,242,687	6,582,498

		59,430,419
United States — 54.6%
Albemarle Corp.	120,000	7,671,600
American Campus Communities, Inc.	128,620	6,056,716
ARRIS International PLC (a)	250,885	5,750,284
Blackhawk Network Holdings, Inc. (a)	170,520	5,848,836
Boot Barn Holdings, Inc. (a)	142,200	1,336,680
Bottomline Technologies, Inc. (a)	273,182	8,329,319
Burlington Stores, Inc. (a)	70,473	3,963,401
Cable One, Inc.	25,855	11,301,996
CARBO Ceramics, Inc. (b)	331,681	4,709,870
Chart Industries, Inc. (a)	256,589	5,573,113
Ciena Corp. (a)	437,700	8,325,054
Cypress Semiconductor Corp.	424,600	3,677,036
CyrusOne, Inc.	371,038	16,937,885
Deckers Outdoor Corp. (a)	60,834	3,644,565
Demandware, Inc. (a)	20,500	801,550
DSP Group, Inc. (a)	303,149	2,764,719
DSW, Inc., Class A	99,497	2,750,097
DXP Enterprises, Inc. (a)	112,128	1,968,968
El Paso Electric Co.	139,100	6,381,908
Endologix, Inc. (a)(b)	566,535	4,736,233
Energen Corp.	196,600	7,193,594
Essent Group Ltd. (a)	252,400	5,249,920

BLACKROCK GLOBAL SMALLCAP FUND, INC.	MARCH 31, 2016	2

Schedule of Investments (continued)	BlackRock Global SmallCap Fund, Inc.

Common Stocks	Shares	Value
United States (continued)
First Solar, Inc. (a)	53,900	$3,690,533
Five Below, Inc. (a)	134,100	5,543,694
Flowers Foods, Inc.	339,860	6,273,816
G-III Apparel Group Ltd. (a)	77,100	3,769,419
Generac Holdings, Inc. (a)	120,700	4,494,868
Genesee & Wyoming, Inc., Class A (a)	73,300	4,595,910
GNC Holdings, Inc., Class A	193,900	6,156,325
Hain Celestial Group, Inc. (a)	39,900	1,632,309
Halyard Health, Inc. (a)	259,409	7,452,821
Haynes International, Inc.	156,500	5,712,250
Iberiabank Corp.	50,500	2,589,135
IDEX Corp.	94,750	7,852,880
Insulet Corp. (a)	292,609	9,702,914
Insys Therapeutics, Inc. (a)(b)	211,672	3,384,635
Invacare Corp.	421,882	5,556,186
Itron, Inc. (a)	131,700	5,494,524
Jack Henry & Associates, Inc.	61,100	5,167,227
Joy Global, Inc.	106,100	1,705,027
KBR, Inc.	441,000	6,826,680
Keysight Technologies, Inc. (a)	201,700	5,595,158
KLX, Inc. (a)	257,600	8,279,264
Live Nation Entertainment, Inc. (a)	82,900	1,849,499
LKQ Corp. (a)	221,685	7,078,402
ManpowerGroup, Inc.	54,200	4,412,964
Marcus & Millichap, Inc. (a)	333,057	8,456,317
Match Group, Inc. (a)(b)	337,700	3,734,962
Mentor Graphics Corp.	278,300	5,657,839
Merit Medical Systems, Inc. (a)	315,959	5,842,082
MRC Global, Inc. (a)	78,500	1,031,490
MSC Industrial Direct Co., Inc., Class A	92,600	7,066,306
Murphy USA, Inc. (a)	76,000	4,670,200
Netscout Systems, Inc. (a)	276,300	6,346,611
Nordson Corp.	77,800	5,915,912
NuVasive, Inc. (a)	182,824	8,894,388
Opus Bank	168,100	5,715,400
OSI Systems, Inc. (a)	79,000	5,173,710
Owens & Minor, Inc.	248,881	10,059,770
Pacific Biosciences of California, Inc. (a)(b)	808,903	6,875,675
Party City Holdco, Inc. (a)(b)	206,715	3,108,994
Pebblebrook Hotel Trust	299,025	8,692,657
Performance Sports Group Ltd. (a)(b)	728,780	2,317,520
Pfenex, Inc. (a)(b)	719,989	7,077,492
Pinnacle Foods, Inc.	98,709	4,410,318
Pitney Bowes, Inc.	151,004	3,252,626
PNM Resources, Inc.	105,840	3,568,925
Prestige Brands Holdings, Inc. (a)	157,521	8,410,046

Common Stocks	Shares	Value
United States (continued)
PTC, Inc. (a)	213,600	$7,082,976
Qorvo, Inc. (a)	119,200	6,008,872
Quotient Ltd. (a)	709,505	6,243,644
Rambus, Inc. (a)	274,000	3,767,500
Silver Bay Realty Trust Corp.	596,702	8,861,025
Smart & Final Stores, Inc. (a)	314,300	5,091,660
South Jersey Industries, Inc.	201,200	5,724,140
Superior Energy Services, Inc.	160,000	2,142,400
Supervalu, Inc. (a)	1,543,081	8,888,147
Tableau Software, Inc., Class A (a)	27,400	1,256,838
Tanger Factory Outlet Centers, Inc.	343,590	12,503,240
Teleflex, Inc.	80,357	12,616,853
TreeHouse Foods, Inc. (a)	52,700	4,571,725
Triumph Group, Inc.	174,200	5,483,816
Ultimate Software Group, Inc. (a)	28,000	5,418,000
Urban Outfitters, Inc. (a)	77,939	2,579,001
Verint Systems, Inc. (a)	221,864	7,405,820
VWR Corp. (a)(b)	347,282	9,397,451
Westar Energy, Inc.	75,500	3,745,555
Yelp, Inc. (a)	363,439	7,225,167
Zynga, Inc., Class A (a)	1,791,100	4,083,708

		506,166,562
Total Common Stocks - 100.1%		928,163,501

Warrants — 0.0%
United Kingdom — 0.0%
Atlas Mara Co-Nvest Ltd.	549,800	54,980
Total Long-Term Investments (Cost — $ 893,407,185) — 100.1%		928,218,481

Short-Term Securities	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.55% (e)(f)(g)	$47,929	47,928,853
Total Short-Term Securities (Cost — $ 47,928,853) — 5.2%		47,928,853

BLACKROCK GLOBAL SMALLCAP FUND, INC.	MARCH 31, 2016	3

Schedule of Investments (continued)	BlackRock Global SmallCap Fund, Inc.

		Value
Total Investments (Cost — $ 941,336,038*) — 105.3%	$	976,147,334
Liabilities in Excess of Other Assets — (5.3)%		(49,104,912)

Net Assets — 100.0%	$	927,042,422

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$	955,740,977

Gross unrealized appreciation	$	143,242,903
Gross unrealized depreciation		(122,836,546)

Net unrealized appreciation	$	20,406,357

Notes to Schedule of Investments

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	During the period ended March 31, 2016, investments in issuers (whereby the Fund held 5% or more of the companies’ outstanding securities) that were considered to be an affiliate for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2015	Shares Purchased	Shares Sold	Shares Held at March 31, 2016	Value at March 31, 2016	Income	Realized Loss

Diagnocure, Inc.	4,745,180	—	(69,900)	4,675,280	$197,991	—	$(308,957)

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	During the period ended March 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at June 30, 2015	Net Activity	Shares/ Beneficial Interest Held at March 31, 2016	Income

BlackRock Liquidity Funds, TempFund, Institutional Class[1]	122,722	(122,722)	—	—
BlackRock Liquidity Series, LLC, Money Market Series	33,012,761	14,916,092	47,928,853	$ 16,549[2]

1   No longer held by the Fund as of period end.

2   Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(f)	Current yield as of period end.
(g)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

BLACKROCK GLOBAL SMALLCAP FUND, INC.	MARCH 31, 2016	4

Schedule of Investments (continued)	BlackRock Global SmallCap Fund, Inc.

Portfolio Abbreviations

ADR	American Depositary Receipts
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

• Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

• Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

• Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments
Common Stocks:
Argentina	$3,941,070	—	—	$3,941,070
Australia	1,336,517	$11,108,449	—	12,444,966
Austria	—	8,788,151	—	8,788,151
Belgium	—	4,240,252	—	4,240,252
Brazil	10,508,634	—	—	10,508,634
Canada	63,353,146	1,381,371	—	64,734,517
China	—	8,582,805	—	8,582,805
Denmark	—	4,178,326	—	4,178,326
Finland	—	2,095,399	—	2,095,399
France	8,733,269	16,535,209	—	25,268,478
Georgia	—	5,515,030	—	5,515,030
Germany	—	10,413,874	—	10,413,874
Hong Kong	—	11,305,851	—	11,305,851

BLACKROCK GLOBAL SMALLCAP FUND, INC.	MARCH 31, 2016	5

Schedule of Investments (concluded)	BlackRock Global SmallCap Fund, Inc.

India	4,956,660	25,210,685	—	30,167,345
Indonesia	—	14,527,750	—	14,527,750
Ireland	8,237,089	—	—	8,237,089
Italy	529,211	8,434,446	—	8,963,657
Japan	—	50,970,704	—	50,970,704
Luxembourg	892,439	15,346,050	—	16,238,489
Netherlands	4,072,498	—	—	4,072,498
Norway	—	4,406,357	—	4,406,357
Panama	4,071,775	—	—	4,071,775
Poland	—	3,912,329	—	3,912,329
Russia	4,068,095	—	—	4,068,095
Singapore	—	1,859,500	—	1,859,500
South Korea	—	7,378,541	—	7,378,541
Sweden	—	11,760,279	—	11,760,279
Switzerland	3,333,816	12,095,360	—	15,429,176
Taiwan	—	4,485,583	—	4,485,583
United Kingdom	14,047,641	45,382,778	—	59,430,419
United States	506,166,562	—	—	506,166,562
Warrants	—	54,980	—	54,980
Short-Term Securities	—	47,928,853	—	47,928,853

Total	$638,248,422	$337,898,912	—	$976,147,334

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	—	$(131,586)	—	$(131,586)
Collateral on securities loaned at value	—	(47,928,853)	—	(47,928,853)
Foreign currency overdraft	—	(73,142)	—	(73,142)

Total	—	$(48,133,581)	—	$(48,133,581)

Transfers between Level 1 and Level 2 were as follows:

	Transfers Into Level 1 [1]	Transfers Out of Level 1 [2]	Transfers Into Level 2 [2]	Transfers Out of Level 2 [1]
Assets:
Investments:
Common Stocks:
Australia	—	$(5,437,844)	$5,437,844	—
China	—	(1,861,102)	1,861,102	—
Denmark	—	(3,010,948)	3,010,948	—
Indonesia	—	(5,180,029)	5,180,029	—
Russia	$2,871,361	—	—	$(2,871,361)
United Kingdom	—	(12,637,584)	12,637,584	—
Total	$2,871,361	$(28,127,507)	$28,127,507	$(2,871,361)

1 Systematic Fair Value Prices were not utilized at period end for these investments.

2 External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

BLACKROCK GLOBAL SMALLCAP FUND, INC.	MARCH 31, 2016	6

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global SmallCap Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global SmallCap Fund, Inc.

Date: May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global SmallCap Fund, Inc.

Date: May 23, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global SmallCap Fund, Inc.

Date: May 23, 2016